Consolidated companies and businesses acquired and divested - Summary of Most Significant Companies Disposed (Detail) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [table]
Sales proceeds	€ 29
Cash proceeds	29
Cash outflow / inflow on disposal	29
Cash assets	3
Loans and advances to customers	1,404
Amounts due from banks	378
Miscellaneous other assets	8
Customer deposits and other funds on deposit	1,725
Miscellaneous other liabilities	9
Net assets	58
Net assets disposed	58
Results on disposal	(29)
Makelaarsland [Member]
Disclosure of analysis of single amount of discontinued operations [table]
Cash assets	3
Miscellaneous other liabilities	1
Net assets	€ 3
% disposed	100.00%
Net assets disposed	€ 3
Results on disposal	(3)
INGs Retail Banking operations in Austria [member]
Disclosure of analysis of single amount of discontinued operations [table]
Sales proceeds	29
Cash proceeds	29
Cash outflow / inflow on disposal	29
Loans and advances to customers	1,404
Amounts due from banks	378
Miscellaneous other assets	8
Customer deposits and other funds on deposit	1,725
Miscellaneous other liabilities	8
Net assets	€ 56
% disposed	100.00%
Net assets disposed	€ 56
Results on disposal	€ (26)